Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of Movement of Warrant Liability
The movement of the warrant liability is set out as below:

	2022	2021
	US$’000	US$’000
Balance, beginning of the period	87,900	—
Issuance of the warrant liability	—	81,700
Fair value (gain)/loss of the warrant liability	(20,900)	6,200
Balance, end of the period	67,000	87,900